REVENUE (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Revenue [Abstract]
Disclosure of detailed information about revenue [Text Block]
	January - December
	2020	2019	2018
Classes of revenue	ThU.S.$	ThU.S.$	ThU.S.$
Revenue from sales of goods	4,662,312	5,245,489	5,857,584
Revenue from rendering of services	70,557	83,725	97,249
Total	4,732,869	5,329,214	5,954,833